FINANCIAL INSTRUMENTS & RISK - Carrying Amount of Financial Liabilities (Details) - CHF (SFr) SFr in Millions	Dec. 31, 2025	Dec. 31, 2024
Related party long-term payables
Current financial liabilities	SFr 558.8	SFr 586.7
Non-current financial liabilities	4,598.0	4,747.9
Financial liabilities	5,156.8	5,334.6
Third-party debt
Related party long-term payables
Current financial liabilities	387.2	350.0
Non-current financial liabilities	3,950.0	4,326.8
Financial liabilities	4,337.2	4,676.8
Accrued Interest
Related party long-term payables
Current financial liabilities	98.5	57.4
Non-current financial liabilities	0.0	0.0
Financial liabilities	98.5	57.4
Derivatives
Related party long-term payables
Current financial liabilities	73.1	179.3
Non-current financial liabilities	648.0	421.1
Financial liabilities	SFr 721.1	SFr 600.4